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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004
                                               --------------

Check here if Amendment [X]; Amendment Number:      1
                                               --------------
This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eric Semler
Address: c/o TCS Capital Management, LLC
         888 Seventh Avenue, Suite 1504
         New York, NY  10019

13F File Number:  28-10340

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eamon Smith
Title:     Chief Financial Officer
Phone:     (212) 621-8771

Signature, Place, and Date of Signing:

/s/  Eamon Smith               New York, NY              May 18, 2004
--------------------        --------------------         ----------------
   [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                         ---

Form13F Information Table Entry Total:                    46
                                                         ---

Form13F Information Table Value Total:           $653,642.00 (thousands)
                                                 -----------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

                                          TCS CAPITAL MANAGEMENT, LLC
                                                   FORM 13F
                                       FOR THE QUARTER ENDED MARCH 31, 2004

------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
                    TITLE OF             VALUE X     SHARES/      SH/  PUT/  INVSTMT   OTHER
NAME OF ISSUER      CLASS     CUSIP      ($1000)    PRN AMT       PRN  CALL  DISCRETN  MANAGERS  SOLE          SHARED      NONE
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
AMC ENTMT INC       COM       001669100     15,952     1,039,196  SH         SOLE                   1,039,196
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
AT&T WIRELESS SVCS  COM       00209A106     74,855     5,500,000  SH         SOLE                   5,500,000
INC
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
ACTIVISION INC NEW  COM NEW   004930202     14,001       885,000  SH         SOLE                     885,000
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
APPLE COMPUTER INC  COM       037833100     18,928       700,000  SH         SOLE                     700,000
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
BLOCKBUSTER INC     CL A      093679108     26,894     1,536,800  SH         SOLE                   1,536,800
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
CABLEVISION SYS     CL A NY   12686C109     10,982       480,000  SH         SOLE                     480,000
CORP                CABLVS
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
CARMIKE CINEMAS     COM       143436400     14,128       380,000  SH         SOLE                     380,000
INC
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
CENTENNIAL          CL A      15133V208     11,409     1,680,192  SH         SOLE                   1,680,192
COMMUNICATIONS      NEW
CORP N
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
CONVERA CORP        CL A      211919105      2,479       694,444  SH         SOLE                     694,444
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
DIGITAL IMPACT INC  COM       25385G106      3,739     1,416,221  SH         SOLE                   1,416,221
DEL
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
DISNEY WALT CO      COM       254687106     12,495       500,000  SH         SOLE                     500,000
                    DISNEY
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
DOBSON              CL A      256069105      5,405     1,870,353  SH         SOLE                   1,870,353
COMMUNICATIONS
CORP
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
DOUBLECLICK INC     COM       258609304     10,969       975,000  SH         SOLE                     975,000
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
GREY GLOBAL GROUP   COM       39787M108      5,050         7,334  SH         SOLE                       7,334
INC
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
HARRIS INTERACTIVE  COM       414549105      3,968       476,300  SH         SOLE                     476,300
INC
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
KNIGHT RIDDER INC   COM       499040103      5,449        74,391  SH         SOLE                      74,391
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
MCCLATCHY CO        CL A      579489105      4,262        60,000  SH         SOLE                      60,000
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
METRO ONE           COM       59163F105        343       148,000  SH         SOLE                     148,000
TELECOMMUNICATIONS
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
MODEM MEDIA INC     CL A      607533106      8,437     1,300,000  SH         SOLE                   1,300,000
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
NETFLIX COM INC     COM       64110L106      9,320       273,147  SH         SOLE                     273,147
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
NETRATINGS INC      COM       64116M108     17,005     1,538,891  SH         SOLE                   1,538,891
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
NEVADA GOLD &       COM       64126Q206      5,089       271,400  SH         SOLE                     271,400
CASINOS INC         NEW
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
PIXAR               COM       725811103     21,798       338,159  SH         SOLE                     338,159
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
PRIMEDIA INC        COM       74157K101     11,103     4,112,100  SH         SOLE                   4,112,100
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
PROQUEST COMPANY    COM       74346P102      6,640       227,622  SH         SOLE                     227,622
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
PULITZER INC        COM       745769109      4,227        87,600  SH         SOLE                      87,600
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------

                                            TCS CAPITAL MANAGEMENT, LLC
                                                   FORM 13F
                                       FOR THE QUARTER ENDED MARCH 31, 2004

------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
                    TITLE OF             VALUE X     SHARES/      SH/  PUT/  INVSTMT   OTHER
NAME OF ISSUER      CLASS     CUSIP      ($1000)    PRN AMT       PRN  CALL  DISCRETN  MANAGERS  SOLE          SHARED      NONE
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
QWEST               COM       749121109     17,240     4,000,000  SH         SOLE                   4,000,000
COMMUNICATIONS
INTL INC
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
RURAL CELLULAR      CL A      781904107      5,357       561,500  SH         SOLE                     561,500
CORP
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
SBA                 COM       78388J106      2,633       678,683  SH         SOLE                     678,683
COMMUNICATIONS
CORP
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
SINCLAIR BROADCAST  CL A      829226109      8,206       656,500  SH         SOLE                     656,500
GROUP INC
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
SIRIUS SATELLITE    COM       82966U103     19,278     5,669,906  SH         SOLE                   5,669,906
RADIO INC
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
SPRINT CORP         PCS       852061506     61,548     6,690,000  SH         SOLE                   6,690,000
                    COM
                    SER 1
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
STET HELLAS         ADR       859823106     26,434     1,295,781  SH         SOLE                   1,295,781
TELECOMMUNICATIONS
S
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
TALK AMERICA HLDGS  COM       87426R202      8,568     1,017,526  SH         SOLE                   1,017,526
INC                 NEW
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
TELEPHONE & Data    COM       879433100     18,490       260,900  SH         SOLE                     260,900
SYS INC
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
TIME WARNER INC     COM       887317105     16,860     1,000,000  SH         SOLE                   1,000,000
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
TIVO INC            COM       888706108     14,123     1,588,655  SH         SOLE                   1,588,655
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
TRITON PCS HLDGS    CL A      89677M106      4,670       850,600  SH         SOLE                     850,600
INC
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
TURKCELL IIETISIM   SPON      900111204      5,194       145,300  SH         SOLE                     145,300
HIZMETLERI          ADR
                    NEW
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
UNITEDGLOBALCOM     CL A      913247508      7,568       891,409  SH         SOLE                     891,409
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
VERISIGN INC        COM       92343E102     26,891     1,620,925  SH         SOLE                   1,620,925
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
VIACOM INC          CL B      925524308      7,842       200,000  SH         SOLE                     200,000
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
WESTERN WIRELESS    CL A      95988E204     10,876       465,000  SH         SOLE                     465,000
CORP
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
XM SATELLITE RADIO  CL A      983759101     18,294       655,000  SH         SOLE                     655,000
HLDGS INC
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
YAHOO INC           COM       984332106     33,981       701,080  SH         SOLE                     701,080
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
YOUNG BROADCASTING  CL A      987434107     14,662       810,060  SH         SOLE                     810,060
INC
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------